Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 512,626	$ 246,383
Finished goods	1,389,919	1,209,545
Inventory valuation allowance	(456,029)	(439,486)
Total inventory, net	$ 1,446,516	$ 1,016,442